Accounts And Other Payables And Contract Liabilities- Summary of Accounts And Other Payables And Contract Liabilities (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounts And Other Payables And Contract Liabilities [Line Items]
Unpaid redemption consideration for convertible promissory notes		¥ 3,745,929	¥ 0
Contract liabilities from retail credit and enablement service		3,067,715	1,107,263
Employment benefit payable		2,715,543	4,041,847
Tax payable		846,402	831,329
Payable to cooperation banks	[1]	471,339	702,844
Payable to investees		430,616	431,148
Payable to external suppliers	[2]	193,283	401,209
Trust management fee payable	[2]	57,976	415,817
Cash compensation of Class C ordinary shares restructuring		21,205	46,749
Other deposits payable		221,671	108,291
Payable for purchase of trust plan		0	137,724
Others	[3]	426,975	590,034
Total		12,198,654	8,814,255
Parent [member]
Disclosure Of Accounts And Other Payables And Contract Liabilities [Line Items]
Unpaid redemption consideration for convertible promissory notes		3,745,929	0
Employment benefit payable		0	0
Payable to external suppliers		94	0
Cash compensation of Class C ordinary shares restructuring		21,205	46,749
Others		36,415	28,179
Total		¥ 3,803,643	¥ 74,928

[1]	Payable to cooperation banks is related to the restricted cash that is generated from a risk sharing business with banks. Under such business, the Group provides loan enablement services for loans originated by banks and is paid a variable fee determined based on the performance of underlying loans facilitated by the Group. On a monthly basis, the Group receives fixed service fees from the cooperation banks based on a fixed percentage of loans originated in restricted cash accounts. The service fees will be adjusted based on actual performance of the loans originated under this business upon maturity.
[2]	As of December 31, 2020, 2021 and 2022, the aging of the payable to external suppliers and trust management fee payable are all within 1 year.
[3]	Others comprise miscellaneous items including advances from customers and others with immaterial individual amounts.